Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Balance Sheet Data) (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
ASSETS:
Cash	$ 7,903,950	$ 9,331,372	$ 7,835,638	$ 8,804,645
Investment Securities, Available For Sale	354,916,216	353,954,857
Total Assets	890,354,587	924,636,608
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,084,000	6,084,000
Stockholders' Equity Attributable to Parent	82,592,484	80,771,886	76,012,205	67,860,619
Total Liabilities And Shareholders' Equity	890,354,587	924,636,608
Parent Company [Member]
ASSETS:
Cash	4,098,035	5,471,308	5,422,037	4,312,637
Investment Securities, Available For Sale	75,225	75,750
Investment in Security Federal Statutory Trust	155,000	155,000
Investment In Security Federal Bank	89,532,985	86,405,275
Accounts Receivable And Other Assets	13,766	69,787
Total Assets	93,875,011	92,177,120
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Accounts Payable And Other Liabilities	44,827	167,534
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,084,000	6,084,000
Stockholders' Equity Attributable to Parent	82,591,184	80,770,586
Total Liabilities And Shareholders' Equity	$ 93,875,011	$ 92,177,120